Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Amortized cost	$ 233,747	$ 157,208
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	230,822	154,100
Non-investment grade	867	875
Impaired	134	143
Carrying amount of securities measured at FVOCI subject to impairment	231,823	155,118
Items not subject to impairment	1,370	1,242
Carrying amount of securities measured at FVOCI	233,193	156,360
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	99,512	99,224
Non-investment grade	1,167	1,048
Amount before allowance for credit losses	100,679	100,272
Allowance for credit losses	14	14
Amortized cost	100,665	100,258
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	230,817	154,100
Non-investment grade	867	875
Carrying amount of securities measured at FVOCI subject to impairment	231,684	154,975
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	99,512	99,224
Non-investment grade	1,008	856
Amount before allowance for credit losses	100,520	100,080
Allowance for credit losses	7	6
Amortized cost	100,513	100,074
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	5
Carrying amount of securities measured at FVOCI subject to impairment	5
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Non-investment grade	159	192
Amount before allowance for credit losses	159	192
Allowance for credit losses	7	8
Amortized cost	152	184
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	134	143
Carrying amount of securities measured at FVOCI subject to impairment	$ 134	$ 143